Supplement dated June 28, 2010
to the
PineBridge Mutual Funds Prospectus
dated March 30, 2010, as supplemented April 7, 2010 and May 10, 2010

This supplement makes the following amendments to disclosures in the Prospectus dated March 30, 2010, as supplemented April 7, 2010 and May 10, 2010.

Effective June 24, 2010, Jamie Cuellar and Craig Swann replaced Michael Allocco as co-Portfolio Managers of the PineBridge US Mid Cap Growth Fund (the “Fund”), a series of the PineBridge Mutual Funds.  Accordingly, all references to Mr. Allocco as Portfolio Manager are deleted from the Fund’s Prospectus.  In addition, the following changes are made:

Pages 7 and 13, under “Portfolio Manager”, the current disclosure is replaced with the following:

Portfolio Manager.  Jamie Cuellar, CFA, is a Portfolio Manager at PineBridge.  He is primarily responsible for the day-to-day management of the Fund and has managed the Fund since 2004.

Page 19, under “Portfolio Manager”, the following replaces the current disclosure:

Portfolio Managers.  Jamie Cuellar, CFA, and Craig Swann are Portfolio Managers at PineBridge.  They are jointly responsible for the day-to-day management of the Fund and have managed the Fund since 2010.

Page 35, under “Portfolio Managers”, Mr.  Cuellar’s biographical information is amended and Mr. Swann’s biographical information is added to the disclosure, as follows:

Jamie Cuellar, CFA, Portfolio Manager
Portfolio Manager of PineBridge US Micro Cap Growth Fund since 2004, PineBridge US Small Cap Growth Fund since 2005, and PineBridge US Mid Cap Growth Fund since 2010.
Education: B.B.A. University of San Diego, M.B.A. Cox School of Business, Southern Methodist University
Industry Experience:  16 years
Years with Adviser: 10 years
Previous Investment Experience:  March 26, 2010 – Present, PineBridge (formerly AIG Global Investment Corp.) – Portfolio Manager; 2002 – March 26, 2010, BCM – Portfolio Manager; 2000 – 2001, BCM – Portfolio Analyst; 1996 – 2000, Lee Financial Corporation –  Investment Analyst; 1994 – 1996 Fidelity Investments - Mutual Fund Service Group

Craig R. Swann, Portfolio Manager
Portfolio Manager of PineBridge US Mid Cap Growth Fund since 2010.
Education: B.A. Southern Methodist University, M.B.A. Cox School of Business, Southern Methodist University
Industry Experience: 12 years
Years with the Adviser: 4 years
Previous Investment Experience: 2006 – Present, PineBridge (formerly AIG Global Investment Corp.) – Portfolio Manager; 2004-2006, Capital One Southcoast Capital – Institutional Sales; 2002-2004, Bank of America – Financial Advisor; 1998-2002, Morgan Stanley – Financial Advisor

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Please retain this supplement for future reference.

Supplement dated June 28, 2010
to the
PineBridge Mutual Funds Statement of Additional Information
dated March 30, 2010, as supplemented April 7, 2010 and May 10, 2010

This supplement makes the following amendments to disclosures in the Statement of Additional Information (“SAI”) dated March 30, 2010, as supplemented April 7, 2010 and May 10, 2010.

Effective June 24, 2010, Jamie Cuellar and Craig Swann replaced Michael Allocco as co-Portfolio Managers of the PineBridge US Mid Cap Growth Fund (the “Fund”), a series of the PineBridge Mutual Funds. Accordingly, all references to Mr. Allocco as Portfolio Manager are deleted from the Fund’s SAI.  In addition, the following changes are made:

Pages 34 and 35, the first paragraph and table under “PORTFOLIO MANAGERS” are replaced with the following:

Jamie Cuellar, Dan Neuger and Craig Swann are Portfolio Managers with responsibility for the day-to-day management of the Funds.  The following table shows the number of accounts managed by Mr. Cuellar, Mr. Neuger and Mr. Swann and the total assets in the accounts managed within the various categories as of November 30, 2009.

	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Jamie Cuellar
Registered Investment Companies	0	$56,108,954	0	$0
Other Pooled Investment Vehicles	1	$5,633,964	0	$0
Other Accounts	1	$41,985,500	0	$0
Dan Neuger
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$122,000,000	0	$0
Other Accounts	2	$342,000,000	0	$0
Craig Swann*
Registered Investment Companies	1	$107,800,000	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$1,700,000	0	$0
  *Information about accounts managed and the total assets in the accounts managed within the various categories for Mr. Swann is shown as of June 24, 2010, the date on which he became Portfolio Manager of the PineBridge US Mid Cap Growth Fund.

Page 36, under “Securities Owned in the Funds by Portfolio Managers”, the following table replaces the current disclosure:

The Portfolio Managers owned the following securities in the Funds as of November 30, 2009.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Micro Cap Fund	Dollar Range of Equity Securities in the Small Cap Fund	Dollar Range of Equity Securities in the Mid Cap Fund	Dollar Range of Equity Securities in the US Focus Equity Fund
Jamie Cuellar	$100,001 - $500,000	$50,001 - $100,000	None	None
Dan Neuger	None	None	None	None
Craig Swann*	None	None	None	None
  *Mr. Swann’s holdings are reported as of June 24, 2010, the date on which he became Portfolio Manager of the PineBridge US Mid Cap Growth Fund.

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Please retain this supplement for future reference.